Borrowings (Details Narrative)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	8 Months Ended	12 Months Ended
	Jan. 31, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jul. 31, 2022 USD ($)	Aug. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Mar. 31, 2022 USD ($)
Debt Instrument [Line Items]
Repayments of Debt				$ 77,704,000
Gain (Loss) on Extinguishment of Debt		$ (106,000)	$ 1,873,000	(221,000)	$ 1,873,000
Outstanding amount		1,291,431,000		$ 1,291,431,000				$ 1,405,814,000
Debt Instrument, Covenant Description				The Company’s secured credit facilities required compliance with maintenance covenants. Depending on the facility, these covenants included: (i) value-to-loan ratio covenants based on charter-free valuations, ranging from over 125% to 133%; (ii) minimum liquidity, as defined in the credit facilities, of $10,000; (iii) total debt divided by total assets, as defined in each credit facility, of 75%; and (iv) net worth, as defined in the credit facility, of $125,000.
Convertible Notes Payable, Noncurrent		47,637,000		$ 47,637,000				$ 0
Sale Leaseback Transaction, Amount Due under Financing Arrangement		137,802		137,802
Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent		47,637,000		$ 47,637,000
Convertible conversion ratio								4.00%
Number of trading months				36
Convertible Debt								$ 24,000,000
Debt Instrument, Convertible, Terms of Conversion Feature								five years
Minimum [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible conversion ratio				5.00%
Maximum [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible conversion ratio				10.00%
Hamburg Commercial Bank AG [Member]
Debt Instrument [Line Items]
Line of credit facility initiation date				December 2021
Line of Credit Facility, Maximum Borrowing Capacity		101,750,000		$ 101,750,000
Description of scope, credit facility				for the refinancing of seven dry bulk vessels
Drawn down date				January 5, 2022
Line of Credit Facility, Interest Rate Description				LIBOR plus a margin
Prepayment date				March 2022
Prepayments of debt				$ 10,380,000
Number Of Vessels Released As Collateral				one
Outstanding amount		87,430,000		$ 87,430,000					$ 91,345,000
Number of repayment installments				8
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 3,915,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		60,027,000		$ 60,027,000
Hamburg Commercial Bank AG [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.25%
Hamburg Commercial Bank AG [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				4.50%
Loan Facility Credit Agricole CIB/ BNP Paribas ($105,000) [Member]
Debt Instrument [Line Items]
Line of credit facility initiation date				December 2021
Line of Credit Facility, Maximum Borrowing Capacity		105,000,000		$ 105,000,000
Description of scope, credit facility				for the refinancing of seven dry bulk vessels.
Drawn down date				January 5, 2022
Line of Credit Facility, Interest Rate Description				LIBOR plus a margin
Outstanding amount		98,500,000		$ 98,500,000
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		41,000,000		$ 41,000,000
Loan Facility Credit Agricole CIB/ BNP Paribas ($105,000) [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				2.85%
Loan Facility Credit Agricole CIB/ BNP Paribas ($105,000) [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.75%
Four of Navios Holdings Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of Debt				$ 131,012,000	$ 36,199,000
Sale and Leaseback Agreements $77,000 [Member]
Debt Instrument [Line Items]
Sale Leaseback Transaction, Date				December 2021
Sale Leaseback Transaction, Amount Due under Financing Arrangement		77,000,000		$ 77,000,000
Sale and Leaseback Transaction Description				in order to finance four dry bulk vessels.
Sale and Leaseback Agreements $77,000 [Member] | Two dry bulk vessels [Member]
Debt Instrument [Line Items]
Number of repayment installments				96
Debt Instrument, Periodic Payment				$ 481,000
Debt Instrument, Maturity Date, Description				fourth quarter of 2029
Balloon payment		3,600,000		$ 3,600,000
Sale and Leaseback Agreements $77,000 [Member] | One Dry Bulk Vessel [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment				monthly
Number of repayment installments				72
Debt Instrument, Periodic Payment				$ 688,000
Debt Instrument, Maturity Date, Description				fourth quarter of 2027
Balloon payment		3,500,000		$ 3,500,000
Sale and Leaseback Agreements $77,000 [Member] | Fourth Sale Lease Back Agreement [Member]
Debt Instrument [Line Items]
Drawn down date				January 2022
Debt Instrument, Frequency of Periodic Payment				monthly
Number of repayment installments				84
Debt Instrument, Periodic Payment				$ 643,000
Debt Instrument, Maturity Date, Description				first quarter of 2029
Balloon payment		1,000,000		$ 1,000,000
Proceeds from Lines of Credit				$ 19,000,000
Sale And Leaseback Agreements $68,000 [Member]
Debt Instrument [Line Items]
Debt Instrument, Frequency of Periodic Payment				monthly
Sale Leaseback Transaction, Date				first quarter of 2020
Sale Leaseback Transaction, Amount Due under Financing Arrangement		68,000,000		$ 68,000,000
Sale and Leaseback Transaction Description				for two Capesize vessels
Number of repayment installments				144
Sale And Leaseback Agreements $68,000 [Member] | Capesize Vessel A [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment				$ 224,000
Debt Instrument, Maturity Date, Description				fourth quarter of 2031
Balloon payment		750,000		$ 750,000
Sale And Leaseback Agreements $68,000 [Member] | Capesize Vessel B [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment				$ 238,000
Debt Instrument, Maturity Date, Description				first quarter of 2032
Balloon payment		750,000		$ 750,000
Sale and Leaseback Agreements $12,000 [Member]
Debt Instrument [Line Items]
Drawn down date				March 2022
Number of repayment installments				60
Debt Instrument, Frequency of Periodic Payment				monthly
Sale Leaseback Transaction, Date				March 2022
Sale Leaseback Transaction, Amount Due under Financing Arrangement		12,000,000		$ 12,000,000
Sale and Leaseback Transaction Description				to finance one dry bulk vessel
Debt Instrument, Periodic Payment				$ 521,000
Debt Instrument, Maturity Date, Description				first quarter of 2027
Balloon payment		$ 1,600,000		$ 1,600,000
Sale and Leaseback Agreements $22,000 [Member] | Eight Sale Lease Back Agreement [Member]
Debt Instrument [Line Items]
Drawn down date						third quarter 2022
Debt Instrument, Frequency of Periodic Payment						monthly
Sale Leaseback Transaction, Date						third quarter of 2022
Sale Leaseback Transaction, Amount Due under Financing Arrangement						$ 22,000,000
Sale and Leaseback Transaction Description						to finance a dry bulk vessel
Number of repayment installments						120
Debt Instrument, Periodic Payment						$ 158,000
Debt Instrument, Maturity Date, Description				third quarter of 2032
Balloon payment						3,000,000
First four installments [Member] | Loan Facility Credit Agricole CIB/ BNP Paribas ($105,000) [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment				$ 6,500,000
Debt Instrument, Frequency of Periodic Payment				quarterly
Next eight installments [Member] | Loan Facility Credit Agricole CIB/ BNP Paribas ($105,000) [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Periodic Payment				$ 4,750,000
Debt Instrument, Frequency of Periodic Payment				quarterly
Three of the four new sale and leaseback agreements [Member] | Sale and Leaseback Agreements $77,000 [Member]
Debt Instrument [Line Items]
Drawn down date				December 2021
Proceeds from Lines of Credit				$ 58,000,000
Three Month Period Ended [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate		10.17%	9.34%	10.17%	9.34%
Six Month Period Ended [Member]
Debt Instrument [Line Items]
Debt, Weighted Average Interest Rate		10.05%	9.33%	10.05%	9.33%
2022 Senior Secured Notes [Member]
Debt Instrument [Line Items]
Line of credit facility initiation date				November 21, 2017
Debt Instrument, Face Amount		$ 305,000,000		$ 305,000,000
Debt Instrument, Interest Rate, Stated Percentage		11.25%		11.25%
Debt instrument, issuance price percentage				97.00%
Agreggate principal amount, redeemed		$ 40,000,000	$ 0	$ 65,000,000	$ 0	$ 10,000,000
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				100.00%
Write off of Deferred Debt Issuance Cost		106,000		$ 221,000
Repayments of Debt							$ 80,000,000
Deferred Financing Costs							$ 142,000
Maturity Date				August 2022
2022 Notes [member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 650,000,000		$ 650,000,000
Debt Instrument, Interest Rate, Stated Percentage		7.375%		7.375%
Repayments of Debt	$ 455,466,000
Debt Instrument, Issuance Date				Nov. 29, 2013
Debt Instrument, Repurchased Face Amount			14,356,000		14,356,000
Debt Instrument, Repurchase Amount			$ 12,454,000		12,454,000
Gain (Loss) on Extinguishment of Debt					1,873,000
2022 Notes [member] | NSM Loan [Member]
Debt Instrument [Line Items]
Repayments of Debt	100,000,000
2022 Notes [member] | Sale and Leaseback Agreements $77,000 [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 77,000,000
Number of sale and leaseback agreements	four
2022 Notes [member] | Two Credit Facilities [Member]
Debt Instrument [Line Items]
Repayments of Debt	$ 206,725,000
2022 Notes [member] | NSM Loan [Member]
Debt Instrument [Line Items]
Asset Not Pledged As Collateral.								$ 158,873,000
Senior Notes 2024 [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage				100.00%
Senior Notes 2024 [Member] | Series H Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 4,747,000		$ 4,747,000
Debt Instrument, Interest Rate, Stated Percentage		9.75%		9.75%
Debt instrument issuance date				March 21, 2019
Treasury Stock, Shares, Acquired | shares				10,930
Senior Notes 2024 [Member] | Series G Preferred Stock [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 3,879,000		$ 3,879,000
Debt instrument issuance date				April 21, 2019
Treasury Stock, Shares, Acquired | shares				8,841
Credit Facilities [Member]
Debt Instrument [Line Items]
Debt Instrument, Covenant Compliance				As of June 30, 2022, the Company was in compliance with all of the covenants under each of its credit facilities.
NSM Loan I [Member]
Debt Instrument [Line Items]
Line of credit facility initiation date				December 2021
Line of Credit Facility, Maximum Borrowing Capacity		127,632,000		$ 127,632,000
Outstanding amount		$ 127,632,000		$ 127,632,000
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 5,000,000
Number of loan tranches		2		2
NSM Loan I [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent		$ 11,204,000		$ 11,204,000
Convertible conversion ratio				18.00%
NSM Loan I [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		48,573,000		$ 48,573,000
NSM Loan I [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		79,059,000		$ 79,059,000
NSM Loan II [Member]
Debt Instrument [Line Items]
Line of credit facility initiation date				December 2021
Line of Credit Facility, Maximum Borrowing Capacity		135,000,000		$ 135,000,000
Outstanding amount		$ 135,000,000		$ 135,000,000
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 5,000,000
Number of loan tranches		2		2
NSM Loan II [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent		$ 11,850,000		$ 11,850,000
Convertible conversion ratio				18.00%
NSM Loan II [Member] | Tranche A [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		64,059,000		$ 64,059,000
NSM Loan II [Member] | Tranche B [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity		70,941,000		$ 70,941,000
NSM Loan I & II [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible conversion ratio				18.00%
Prepayment fee				$ 61,730,000
Four Percent PIK [Member] | Convertible Debenture [Member]
Debt Instrument [Line Items]
Convertible Notes Payable, Noncurrent		583,000		$ 583,000
Convertible conversion ratio				4.00%
2025 Logistics Senior Notes [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 500,000,000		$ 500,000,000
Debt Instrument, Interest Rate, Stated Percentage		10.75%		10.75%
Deferred Financing Costs		$ 14,403,000		$ 14,403,000				15,927,000
Debt Instrument, Issuance Date				Jul. 08, 2020
Debt Instrument, Covenant Description				The 2025 Logistics Senior Notes are secured by (i) first priority ship mortgages on four tanker vessels servicing the Navios Logistics’ cabotage business (the (1) Elena H, (2) Makenita H, (3) Sara H and (4) He Man H) owned by certain subsidiary guarantors (such guarantors, the “Mortgaged Vessel Guarantors”) and related assignments of earnings and insurance together with a first priority lien on the capital stock of each Mortgaged Vessel Guarantor; and (ii) an assignment by way of security of the Vale port contract (collectively, the “Collateral”).
Debt Instrument, Covenant Compliance				The Logistics Co-Issuers were in compliance with the covenants as of June 30, 2022.
Maturity Date				July 1, 2025
2025 Logistics Senior Notes [Member] | Prior to August 1, 2022 [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				35.00%
Debt Instrument, Redemption Price, Percentage				110.75%
Debt Instrument, Redemption, Description				Prior to August 1, 2022, the Logistics Co-Issuers may also redeem all or a part of the 2025 Logistics Senior Notes at a redemption price equal to the sum of: (a) 100% of the principal amount of the 2025 Logistics Senior Notes to be redeemed; plus (b) the applicable “make-whole” premium described in the Indenture governing the 2025 Logistics Senior Notes, plus (c) accrued and unpaid interest, if any, on the 2025 Logistics Senior Notes to be redeemed, to (but excluding) the applicable redemption date, subject to the right of holders of notes on the relevant record date to receive interest due on all the relevant interest payment dates.
2025 Logistics Senior Notes [Member] | Upon Certain Changes In Law [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				100.00%
2025 Logistics Senior Notes [Member] | Upon occurrence of certain change of control events [Member] | Navios Logistics [Member]
Debt Instrument [Line Items]
Debt Instrument, Redemption Price, Percentage of Principal Amount Redeemed				101.00%
2022 Navios Logistics Alpha Bank Loan [Member]
Debt Instrument [Line Items]
Line of credit facility initiation date				February 28, 2022
Line of Credit Facility, Maximum Borrowing Capacity		7,000,000		$ 7,000,000
Description of scope, credit facility				in order to repay existing debt under the Navios Logistics Alpha Bank Loan.
Drawn down date				May 18, 2022
Line of Credit Facility, Interest Rate Description				Secured Overnight Financing Rate (“SOFR”) plus 315 basis points.
Outstanding amount		7,000,000		$ 7,000,000
Number of repayment installments				12
Line of Credit Facility, Frequency of Payments				quarterly
Debt Instrument, Periodic Payment Terms, Balloon Payment to be Paid		2,800,000		$ 2,800,000
Debt Instrument, Date of First Required Payment				Aug. 18, 2022
Debt Issuance Costs, Gross		87,000		$ 87,000				99,000
2022 Navios Logistics BBVA Facility [Member]
Debt Instrument [Line Items]
Line of credit facility initiation date				March 23, 2022
Line of Credit Facility, Maximum Borrowing Capacity		25,000,000		$ 25,000,000
Description of scope, credit facility				to repay existing debt with BBVA and for general corporate purposes.
Outstanding amount		$ 17,000,000		$ 17,000,000
Line of Credit Facility, Frequency of Payments				quarterly
Maturity Date				July 1, 2025
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate		4.25%		4.25%
Description of collateral				is secured by assignments of certain receivables.
Amount drawn down		$ 17,000,000		$ 17,000,000
Navios Logistics Santander Facility [Member]
Debt Instrument [Line Items]
Line of credit facility initiation date				March 25, 2022
Line of Credit Facility, Maximum Borrowing Capacity		5,000,000		$ 5,000,000
Description of scope, credit facility				for general corporate purposes.
Outstanding amount		$ 4,711,000		$ 4,711,000
Number of repayment installments				12
Line of Credit Facility, Frequency of Payments				quarterly
Maturity Date				March 7, 2026
Long-Term Debt, Percentage Bearing Fixed Interest, Percentage Rate		4.20%		4.20%
Description of collateral				is secured by assignments of certain receivables.
Navios Logistics other long-term loans and notes payable [Member]
Debt Instrument [Line Items]
Description of scope, credit facility				to finance the construction of its Dry Port Terminal, the acquisition of vessels, or for general corporate purposes.
Notes and Loans Payable		$ 58,804,000		$ 58,804,000				$ 58,376,000
Debt Instrument, Description of Variable Rate Basis				LIBOR or SOFR
Navios Logistics other long-term loans and notes payable [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				3.15%
Debt Instrument, Maturity Date, Description				March 2024
Navios Logistics other long-term loans and notes payable [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate				8.50%
Debt Instrument, Maturity Date, Description				March 2026
Secured Debt [Member]
Debt Instrument [Line Items]
Repayments of Secured Debt				$ 39,035,000	$ 79,071,000
NSM Loans [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit				262,632,000
Long-term debt [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit				235,725,000
Sale and Leaseback Agreements [Member]
Debt Instrument [Line Items]
Proceeds from Lines of Credit				$ 31,000,000